Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Empower Large Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MXGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Large Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund
Expenses
for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Institutional Class/MXGSX)	$ 65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the
Fund
returned 14.44%, as compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 17.37% and an additional index with investment characteristics similar to those of the Fund, the Russell 1000
®
Growth Index, which returned 18.56% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: J.P. Morgan Investment Management Inc. (“JPMorgan”) and Victory Capital Management, Inc. (“Victory”).
JPMorgan Summary of Performance
Performance during the period was affected by elevated volatility early in the year, when a reduced weighting in high-growth technology with elevated expectations supported the portfolio, followed by a shift in market leadership after the April market low that created headwinds. A narrow group of large-cap growth stocks, including the “Magnificent Seven” and a small number of adjacent AI-related companies, accounted for a significant portion of market returns during the latter part of the year, and an underweight position and stock selection within this cohort were key detractors, along with idiosyncratic security selection elsewhere in the portfolio. An overweight position in Oracle detracted as mixed cloud revenue results, margin pressure, and higher-than-expected capital expenditures weighed on the stock, while an underweight position in Nvidia also detracted amid strong demand for AI-related products. Positioning in Eli Lilly was also challenged by increased volatility later in the year. These effects were partially offset by contributions from select holdings, including an underweight position in Apple, where delayed AI initiatives and other company-specific concerns weighed on shares, as well as from Goldman Sachs. Insmed was also a contributor, supported by the successful launch of its Brinsupri treatment, which generated strong early sales and prescription metrics. Consistent with the investment process, portfolio positioning evolved throughout the year through active risk management and new initiations across sectors, with a continued focus on technology opportunities tied to AI infrastructure, as well as healthcare, fintech, and other growth companies with improving fundamentals.
Victory Summary of Performance
Performance during the period was affected by three market dynamics that influenced portfolio positioning and security selection. The market rewarded stocks in the second and fourth valuation quintiles while penalizing the third quintile, which consists of reasonably priced quality growth companies and represents the portfolio’s core positioning. In addition, the portfolio’s underweight exposure to premium-valued AI infrastructure companies such as Broadcom and Palantir detracted as these stocks attracted strong investor attention despite elevated valuations. Companies integrating AI capabilities, including portfolio holdings Pinterest and Salesforce, also faced investor skepticism as markets adopted a more cautious, wait-and-see approach toward AI-driven revenue acceleration. Security selection was the largest contributor to performance, led by Amphenol, which benefited from strong demand for its fiber optic connection products tied to AI-related investment. The largest detractor to performance was an underweight in Nvidia, as continued demand for its AI chips, including the new Blackwell platform, supported the stock; the portfolio remained underweight due to concerns that pricing pressure may increase as competition intensifies.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Large Cap Growth Fund (Institutional Class/MXGSX)	14.44%	12.52%	16.61%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,988,000,000
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 10,500,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,988M
Total number of portfolio holdings	95
Total advisory fee paid	$ 10.5M
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	7.47%
NVIDIA Corp	6.42%
Apple Inc	5.85%
Amazon.com Inc	5.39%
Alphabet Inc Class C	4.95%
Eli Lilly & Co	3.44%
Broadcom Inc	2.76%
Amphenol Corp Class A	2.66%
Advanced Micro Devices Inc	2.61%
Mastercard Inc Class A	2.57%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp	7.47%
NVIDIA Corp	6.42%
Apple Inc	5.85%
Amazon.com Inc	5.39%
Alphabet Inc Class C	4.95%
Eli Lilly & Co	3.44%
Broadcom Inc	2.76%
Amphenol Corp Class A	2.66%
Advanced Micro Devices Inc	2.61%
Mastercard Inc Class A	2.57%

Material Fund Change [Text Block]
Material Fund
Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 1, 2025, following the acquisition of Amundi Asset Management US, Inc ("
Amundi
US") by Victory Capital Holdings, Inc, the Amundi US portfolio management team joined Victory Capital Management, Inc.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Large Cap Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MXLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Large Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Investor Class/MXLGX)	$ 105	0.98%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the
Fund
returned 13.98%, as compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 17.37% and an additional index with investment characteristics similar to those of the Fund, the Russell 1000
®
Growth Index, which returned 18.56% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: J.P. Morgan Investment Management Inc. (“JPMorgan”) and Victory Capital Management, Inc. (“Victory”).
JPMorgan Summary of Performance
Performance during the period was affected by elevated volatility early in the year, when a reduced weighting in high-growth technology with elevated expectations supported the portfolio, followed by a shift in market leadership after the April market low that created headwinds. A narrow group of large-cap growth stocks, including the “Magnificent Seven” and a small number of adjacent AI-related companies, accounted for a significant portion of market returns during the latter part of the year, and an underweight position and stock selection within this cohort were key detractors, along with idiosyncratic security selection elsewhere in the portfolio. An overweight position in Oracle detracted as mixed cloud revenue results, margin pressure, and higher-than-expected capital expenditures weighed on the stock, while an underweight position in Nvidia also detracted amid strong demand for AI-related products. Positioning in Eli Lilly was also challenged by increased volatility later in the year. These effects were partially offset by contributions from select holdings, including an underweight position in Apple, where delayed AI initiatives and other company-specific concerns weighed on shares, as well as from Goldman Sachs. Insmed was also a contributor, supported by the successful launch of its Brinsupri treatment, which generated strong early sales and prescription metrics. Consistent with the investment process, portfolio positioning evolved throughout the year through active risk management and new initiations across sectors, with a continued focus on technology opportunities tied to AI infrastructure, as well as healthcare, fintech, and other growth companies with improving fundamentals.
Victory Summary of Performance
Performance during the period was affected by three market dynamics that influenced portfolio positioning and security selection. The market rewarded stocks in the second and fourth valuation quintiles while penalizing the third quintile, which consists of reasonably priced quality growth companies and represents the portfolio’s core positioning. In addition, the portfolio’s underweight exposure to premium-valued AI infrastructure companies such as Broadcom and Palantir detracted as these stocks attracted strong investor attention despite elevated valuations. Companies integrating AI capabilities, including portfolio holdings Pinterest and Salesforce, also faced investor skepticism as markets adopted a more cautious, wait-and-see approach toward AI-driven revenue acceleration. Security selection was the largest contributor to performance, led by Amphenol, which benefited from strong demand for its fiber optic connection products tied to AI-related investment. The largest detractor to performance was an underweight in Nvidia, as continued demand for its AI chips, including the new Blackwell platform, supported the stock; the portfolio remained underweight due to concerns that pricing pressure may increase as competition intensifies.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Large Cap Growth Fund (Investor Class/MXLGX)	13.98%	12.14%	16.21%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,988,000,000
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 10,500,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,988M
Total number of portfolio holdings	95
Total advisory fee paid	$ 10.5M
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	7.47%
NVIDIA Corp	6.42%
Apple Inc	5.85%
Amazon.com Inc	5.39%
Alphabet Inc Class C	4.95%
Eli Lilly & Co	3.44%
Broadcom Inc	2.76%
Amphenol Corp Class A	2.66%
Advanced Micro Devices Inc	2.61%
Mastercard Inc Class A	2.57%
SECTOR
ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp	7.47%
NVIDIA Corp	6.42%
Apple Inc	5.85%
Amazon.com Inc	5.39%
Alphabet Inc Class C	4.95%
Eli Lilly & Co	3.44%
Broadcom Inc	2.76%
Amphenol Corp Class A	2.66%
Advanced Micro Devices Inc	2.61%
Mastercard Inc Class A	2.57%

Material Fund Change [Text Block]
Material
Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 1, 2025, following the acquisition of Amundi Asset Management US, Inc ("Amundi US") by Victory Capital Holdings, Inc, the Amundi US portfolio management team joined Victory Capital Management, Inc.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Large Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	MXVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Institutional Class/MXVHX)	$ 65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s
Discussion
of Fund Performance
For the 12-month reporting period ended
December
31, 2025, the Fund returned 17.33%, as compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 17.37% and an additional index with investment characteristics similar to those of the Fund, the Russell 1000
®
Value Index, which returned 15.91% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Putnam Investment Management, LLC (“Putnam”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”).
Putnam Summary of Performance
Performance during the period was driven primarily by security selection, which was the largest contributor, particularly within financials, utilities, and consumer discretionary. Sector allocation decisions detracted from performance, particularly an underweight positioning in communication services, which was among the stronger-performing areas of the market. Security selection within information technology and communication services also detracted. Overall, portfolio results reflected the combined impact of bottom-up security selection and sector positioning within a market environment characterized by solid economic growth and continued investor focus on select areas of the equity market.
T. Rowe Price Summary of Performance
Performance during the period was affected by sector positioning and security selection. The materials sector detracted from performance due to unfavorable stock selection, while stock selection in the consumer staples sector also detracted. These effects were partially offset by contributions from the industrials and business services sector, where favorable stock selection supported performance, as well as from the consumer discretionary sector, which benefited from an underweight allocation and positive security selection.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Large Cap Value Fund (Institutional Class/MXVHX)	17.33%	13.40%	12.07%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,984,000,000
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 10,100,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,984M
Total number of portfolio holdings	184
Total advisory fee paid	$ 10.1M
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Citigroup Inc	3.14%
Alphabet Inc Class A	2.98%
Bank of America Corp	2.04%
Amazon.com Inc	1.97%
Exxon Mobil Corp	1.87%
Charles Schwab Corp	1.86%
Microsoft Corp	1.84%
Philip Morris International Inc	1.77%
JPMorgan Chase & Co	1.59%
NextEra Energy Inc	1.54%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup Inc	3.14%
Alphabet Inc Class A	2.98%
Bank of America Corp	2.04%
Amazon.com Inc	1.97%
Exxon Mobil Corp	1.87%
Charles Schwab Corp	1.86%
Microsoft Corp	1.84%
Philip Morris International Inc	1.77%
JPMorgan Chase & Co	1.59%
NextEra Energy Inc	1.54%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Large Cap Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	MXEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor Class/MXEQX)	$ 104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 16.93%, as
compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 17.37% and an additional index with investment characteristics similar to those of the Fund, the Russell 1000
®
Value Index, which returned 15.91% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Putnam Investment Management, LLC (“Putnam”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”).
Putnam Summary of Performance
Performance during the period was driven primarily by security selection, which was the largest contributor, particularly within financials, utilities, and consumer discretionary. Sector allocation decisions detracted from performance, particularly an underweight positioning in communication services, which was among the stronger-performing areas of the market. Security selection within information technology and communication services also detracted. Overall, portfolio results reflected the combined impact of bottom-up security selection and sector positioning within a market environment characterized by solid economic growth and continued investor focus on select areas of the equity market.
T. Rowe Price Summary of Performance
Performance during the period was affected by sector positioning and security selection. The materials sector detracted from performance due to unfavorable stock selection, while stock selection in the consumer staples sector also detracted. These effects were partially offset by contributions from the industrials and business services sector, where favorable stock selection supported performance, as well as from the consumer discretionary sector, which benefited from an underweight allocation and positive security selection.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Large Cap Value Fund (Investor Class/MXEQX)	16.93%	12.98%	11.67%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,984,000,000
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 10,100,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,984M
Total number of portfolio holdings	184
Total advisory fee paid	$ 10.1M
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Citigroup Inc	3.14%
Alphabet Inc Class A	2.98%
Bank of America Corp	2.04%
Amazon.com Inc	1.97%
Exxon Mobil Corp	1.87%
Charles Schwab Corp	1.86%
Microsoft Corp	1.84%
Philip Morris International Inc	1.77%
JPMorgan Chase & Co	1.59%
NextEra Energy Inc	1.54%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup Inc	3.14%
Alphabet Inc Class A	2.98%
Bank of America Corp	2.04%
Amazon.com Inc	1.97%
Exxon Mobil Corp	1.87%
Charles Schwab Corp	1.86%
Microsoft Corp	1.84%
Philip Morris International Inc	1.77%
JPMorgan Chase & Co	1.59%
NextEra Energy Inc	1.54%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Large Cap Value Fund - Investor II
Shareholder Report [Line Items]
Fund Name	Empower Large Cap Value Fund
Class Name	Investor II
Trading Symbol	MXHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor II Class/MXHAX)	$ 88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.12%, as compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 17.37% and an additional
index
with investment characteristics similar to those of the Fund, the Russell 1000
®
Value Index, which returned 15.91% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Putnam Investment Management, LLC (“Putnam”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”).
Putnam Summary of Performance
Performance during the period was driven primarily by security selection, which was the largest contributor, particularly within financials, utilities, and consumer discretionary. Sector allocation decisions detracted from performance, particularly an underweight positioning in communication services, which was among the stronger-performing areas of the market. Security selection within information technology and communication services also detracted. Overall, portfolio results reflected the combined impact of bottom-up security selection and sector positioning within a market environment characterized by solid economic growth and continued investor focus on select areas of the equity market.
T. Rowe Price Summary of Performance
Performance during the period was affected by sector positioning and security selection. The materials sector detracted from performance due to unfavorable stock selection, while stock selection in the consumer staples sector also detracted. These effects were partially offset by contributions from the industrials and business services sector, where favorable stock selection supported performance, as well as from the consumer discretionary sector, which benefited from an underweight allocation and positive security selection.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Large Cap Value Fund (Investor II Class/MXHAX)	17.12%	13.15%	12.37%
Russell 1000 ® Index	17.37%	13.59%	15.69%
Russell 1000 ® Value Index	15.91%	11.33%	10.67%
(a) Investor Class II inception date was October 25, 2019.

Performance Inception Date	Oct. 25, 2019
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,984,000,000
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 10,100,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,984M
Total number of portfolio holdings	184
Total advisory fee paid	$ 10.1M
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Citigroup Inc	3.14%
Alphabet Inc Class A	2.98%
Bank of America Corp	2.04%
Amazon.com Inc	1.97%
Exxon Mobil Corp	1.87%
Charles Schwab Corp	1.86%
Microsoft Corp	1.84%
Philip Morris International Inc	1.77%
JPMorgan Chase & Co	1.59%
NextEra Energy Inc	1.54%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup Inc	3.14%
Alphabet Inc Class A	2.98%
Bank of America Corp	2.04%
Amazon.com Inc	1.97%
Exxon Mobil Corp	1.87%
Charles Schwab Corp	1.86%
Microsoft Corp	1.84%
Philip Morris International Inc	1.77%
JPMorgan Chase & Co	1.59%
NextEra Energy Inc	1.54%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P 500® Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower S&P 500® Index Fund
Class Name	Institutional Class
Trading Symbol	MXKWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower S&P 500 ® Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500 ® Index Fund (Institutional Class/MXKWX)	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.64%, as compared to its broad-based securities market index, the S&P 500
®
Index, which returned 17.88% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backdrop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Nvidia, a key supplier of chips powering AI technology, was the largest contributor to performance as robust demand supported strong earnings growth, which was well in excess of market expectations. Alphabet, a communications and technology company, also contributed to performance due to the implementation of AI technology and continued growth in cloud-based revenue. United Health Group, an insurance company, detracted the most from performance due to earnings decline and increased policy payouts. Fiserv Inc., a payments technology company, also detracted from performance where weaker consumer spending weighed on earnings.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P 500 ® Index Fund (Institutional Class/MXKWX)	17.64%	14.25%	14.63%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 9,245,000,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 9,100,000
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 9,245M
Total number of portfolio holdings	506
Total advisory fee paid	$ 9.1M
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
NVIDIA Corp	7.53%
Apple Inc	6.67%
Microsoft Corp	5.97%
Amazon.com Inc	3.73%
Alphabet Inc Class A	3.02%
Broadcom Inc	2.71%
Alphabet Inc Class C	2.42%
Meta Platforms Inc Class A	2.39%
Tesla Inc	2.10%
U.S. Treasury Bills 3.51%	1.94%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp	7.53%
Apple Inc	6.67%
Microsoft Corp	5.97%
Amazon.com Inc	3.73%
Alphabet Inc Class A	3.02%
Broadcom Inc	2.71%
Alphabet Inc Class C	2.42%
Meta Platforms Inc Class A	2.39%
Tesla Inc	2.10%
U.S. Treasury Bills 3.51%	1.94%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective November 7, 2025, the Fund updated its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Fund intends to be diversified in approximately the same proportion as its benchmark index is diversified. Therefore, the Fund may become non-diversified under the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark
index.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P 500® Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower S&P 500® Index Fund
Class Name	Investor Class
Trading Symbol	MXVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower S&P 500 ® Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500 ® Index Fund (Investor Class/MXVIX)	$ 53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period
ended
December 31, 2025, the Fund returned 17.30%, as compared to its broad-based securities market index, the S&P 500
®
Index, which returned 17.88% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backdrop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Nvidia, a key supplier of chips powering AI technology, was the largest contributor to performance as robust demand supported strong earnings growth, which was well in excess of market expectations. Alphabet, a communications and technology company, also contributed to performance due to the implementation of AI technology and continued growth in cloud-based revenue. United Health Group, an insurance company, detracted the most from performance due to earnings decline and increased policy payouts. Fiserv Inc., a payments technology company, also detracted from performance where weaker consumer spending weighed on earnings.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P 500 ® Index Fund (Investor Class/MXVIX)	17.30%	13.85%	14.22%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 9,245,000,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 9,100,000
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 9,245M
Total number of portfolio holdings	506
Total advisory fee paid	$ 9.1M
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
NVIDIA Corp	7.53%
Apple Inc	6.67%
Microsoft Corp	5.97%
Amazon.com Inc	3.73%
Alphabet Inc Class A	3.02%
Broadcom Inc	2.71%
Alphabet Inc Class C	2.42%
Meta Platforms Inc Class A	2.39%
Tesla Inc	2.10%
U.S. Treasury Bills 3.51%	1.94%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp	7.53%
Apple Inc	6.67%
Microsoft Corp	5.97%
Amazon.com Inc	3.73%
Alphabet Inc Class A	3.02%
Broadcom Inc	2.71%
Alphabet Inc Class C	2.42%
Meta Platforms Inc Class A	2.39%
Tesla Inc	2.10%
U.S. Treasury Bills 3.51%	1.94%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective November 7, 2025, the Fund updated its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Fund intends to be diversified in approximately the same proportion as its benchmark index is diversified. Therefore, the Fund may become non-diversified under the 1940 Act solely as a result of a change
in relative market capitalization or index weighting of one or more constituents of its benchmark index.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.